Compensation and Benefits - Components of expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Salaries, incentive compensation and benefits	$ 217,987	[1]	$ 165,655	[1]
Share-based compensation	627,657		0
Salaries, incentive compensation, and benefits	221,401		165,655		227,258	198,601	166,629
Pre-offering related compensation-share-based awards	380,523		85,907		101,682	(21,082)	79,071
Pre-offering related compensation-other	143,035		53,960		54,153	55,714	17,578
Total compensation and benefits	744,959		305,522		383,093	233,233	263,278
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 3,414

[1]	Excluding share-based compensation